Schedule of Investments (unaudited)
January 31, 2025
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.3%
Communication Services — 3.1%
Entertainment — 1.0%
Live Nation Entertainment Inc.	269,459	$38,985,328 *
Interactive Media & Services — 0.9%
Reddit Inc., Class A Shares	160,200	31,967,910 *
Media — 1.2%
Trade Desk Inc., Class A Shares	364,700	43,282,596 *

Total Communication Services		114,235,834
Consumer Discretionary — 10.2%
Automobile Components — 0.1%
Fox Factory Holding Corp.	199,375	5,446,925 *
Broadline Retail — 4.9%
Alibaba Group Holding Ltd., ADR	187,700	18,552,268
Global-e Online Ltd.	643,024	38,510,708 *
MercadoLibre Inc.	62,432	120,006,166 *
Total Broadline Retail		177,069,142
Hotels, Restaurants & Leisure — 0.8%
Expedia Group Inc.	164,236	28,076,144 *
Specialty Retail — 3.3%
Burlington Stores Inc.	217,569	61,774,366 *
Lowe’s Cos. Inc.	225,597	58,664,244
Total Specialty Retail		120,438,610
Textiles, Apparel & Luxury Goods — 1.1%
Crocs Inc.	402,612	41,094,607 *

Total Consumer Discretionary		372,125,428
Consumer Staples — 8.1%
Beverages — 2.7%
Constellation Brands Inc., Class A Shares	225,211	40,718,149
Monster Beverage Corp.	1,167,720	56,879,641 *
Total Beverages		97,597,790
Consumer Staples Distribution & Retail — 5.4%
Casey’s General Stores Inc.	182,005	76,764,249
Grocery Outlet Holding Corp.	694,600	11,245,574 *
Performance Food Group Co.	1,200,987	108,461,136 *
Total Consumer Staples Distribution & Retail		196,470,959

Total Consumer Staples		294,068,749
Energy — 3.8%
Energy Equipment & Services — 1.7%
Baker Hughes Co.	1,332,794	61,548,427
Oil, Gas & Consumable Fuels — 2.1%
Diamondback Energy Inc.	189,400	31,129,784
Expand Energy Corp.	324,690	32,988,504
Venture Global Inc., Class A Shares	521,400	10,662,630 *
Total Oil, Gas & Consumable Fuels		74,780,918

Total Energy		136,329,345
See Notes to Schedule of Investments.

ClearBridge Select Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 5.9%
Capital Markets — 5.9%
Charles Schwab Corp.	404,900	$33,493,328
Intercontinental Exchange Inc.	240,000	38,359,200
KKR & Co. Inc.	846,843	141,482,060

Total Financials		213,334,588
Health Care — 8.9%
Biotechnology — 1.3%
Argenx SE, ADR	45,200	29,611,876 *
TG Therapeutics Inc.	355,500	11,269,350 *
Ultragenyx Pharmaceutical Inc.	117,860	5,071,516 *
Total Biotechnology		45,952,742
Health Care Equipment & Supplies — 1.3%
Insulet Corp.	172,213	47,940,655 *
Health Care Providers & Services — 3.8%
HealthEquity Inc.	712,586	78,683,746 *
Surgery Partners Inc.	1,445,574	36,847,681 *
UnitedHealth Group Inc.	42,100	22,838,829
Total Health Care Providers & Services		138,370,256
Health Care Technology — 0.8%
Doximity Inc., Class A Shares	476,738	28,175,216 *
Life Sciences Tools & Services — 1.7%
Charles River Laboratories International Inc.	165,748	27,308,640 *
ICON PLC	179,900	35,814,492 *
Total Life Sciences Tools & Services		63,123,132

Total Health Care		323,562,001
Industrials — 15.9%
Aerospace & Defense — 1.6%
L3Harris Technologies Inc.	270,903	57,434,145
Air Freight & Logistics — 0.7%
GXO Logistics Inc.	549,425	24,971,366 *
Building Products — 1.2%
Trex Co. Inc.	583,785	42,517,062 *
Commercial Services & Supplies — 4.7%
Clean Harbors Inc.	110,800	25,816,400 *
Copart Inc.	1,452,040	84,116,677 *
Waste Connections Inc.	339,700	62,426,669
Total Commercial Services & Supplies		172,359,746
Construction & Engineering — 1.6%
WillScot Holdings Corp.	1,587,460	58,831,268 *
Electrical Equipment — 3.0%
nVent Electric PLC	588,733	38,320,631
Shoals Technologies Group Inc., Class A Shares	1,444,452	6,904,480 *
Vertiv Holdings Co., Class A Shares	528,983	61,901,591
Total Electrical Equipment		107,126,702
Ground Transportation — 1.2%
Saia Inc.	91,400	43,882,054 *
See Notes to Schedule of Investments.

ClearBridge Select Fund 2025 Quarterly Report

 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — 0.4%
Paycor HCM Inc.	731,473	$16,187,499 *
Trading Companies & Distributors — 1.5%
H&E Equipment Services Inc.	287,266	25,477,621
United Rentals Inc.	36,000	27,290,160
Total Trading Companies & Distributors		52,767,781

Total Industrials		576,077,623
Information Technology — 37.8%
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp.	170,300	15,410,447 *
IT Services — 2.3%
Shopify Inc., Class A Shares	711,369	83,087,899 *
Semiconductors & Semiconductor Equipment — 6.2%
Lam Research Corp.	136,000	11,022,800
Monolithic Power Systems Inc.	33,400	21,288,158
NVIDIA Corp.	1,612,509	193,613,956
Total Semiconductors & Semiconductor Equipment		225,924,914
Software — 24.2%
Adobe Inc.	78,996	34,556,800 *
AppLovin Corp., Class A Shares	250,600	92,619,254 *
Autodesk Inc.	80,400	25,031,736 *
Brain Corp.	263,750	1,602,159 *(a)(b)(c)
Crowdstrike Holdings Inc., Class A Shares	41,100	16,360,677 *
CyberArk Software Ltd.	81,900	30,383,262 *
Databricks Inc., Series H	217,734	20,140,395 *(a)(b)(c)
Databricks Inc., Series I	89,795	8,306,037 *(a)(b)(c)
Databricks Inc., Series J	200,724	18,566,970 *(a)(b)(c)
Datadog Inc., Class A Shares	107,226	15,302,222 *
DataRobot Inc., Series F	279,847	1,469,859 *(a)(b)(c)
DocuSign Inc.	617,560	59,736,579 *
Fortinet Inc.	741,772	74,829,959 *
Gitlab Inc., Class A Shares	183,406	13,344,621 *
HubSpot Inc.	106,538	83,049,567 *
Klaviyo Inc., Class A Shares	251,659	11,578,831 *
Microsoft Corp.	255,700	106,130,842
SentinelOne Inc., Class A Shares	1,199,661	28,731,881 *
ServiceNow Inc.	175,328	178,550,529 *
Sprout Social Inc., Class A Shares	561,311	18,338,030 *
Varonis Systems Inc.	383,910	17,414,158 *
Workday Inc., Class A Shares	77,501	20,309,912 *
Total Software		876,354,280
Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	727,944	171,794,784

Total Information Technology		1,372,572,324
Materials — 1.1%
Chemicals — 0.5%
Ashland Inc.	298,600	18,958,114
See Notes to Schedule of Investments.

ClearBridge Select Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Construction Materials — 0.6%
Martin Marietta Materials Inc.			26,200	$14,255,944
Summit Materials Inc., Class A Shares			140,386	7,343,592 *
Total Construction Materials				21,599,536

Total Materials				40,557,650
Real Estate — 2.5%
Real Estate Management & Development — 1.8%
CBRE Group Inc., Class A Shares			443,571	64,202,466 *
Specialized REITs — 0.7%
SBA Communications Corp.			139,457	27,551,125

Total Real Estate				91,753,591
Total Common Stocks (Cost — $2,049,953,525)				3,534,617,133
	Rate	Maturity Date	Face Amount
Convertible Bonds & Notes — 0.8%
Communication Services — 0.8%
Entertainment — 0.8%
Live Nation Entertainment Inc., Senior Notes (Cost — $19,126,950)	3.125%	1/15/29	$18,356,000	27,223,783
			Shares
Investments in Underlying Funds — 0.3%
SPDR S&P Biotech ETF (Cost — $11,434,665)			115,700	10,721,919
	Rate
Preferred Stocks — 0.2%
Health Care — 0.1%
Pharmaceuticals — 0.1%
Caris Life Sciences Inc., Series C	—		837,315	1,797,165 *(a)(b)(c)
Caris Life Sciences Inc., Series D	—		225,000	1,364,435 *(a)(b)(c)

Total Health Care				3,161,600
Information Technology — 0.1%
Software — 0.1%
Brain Corp.	—		631,998	3,839,094 *(a)(b)(c)

Total Preferred Stocks (Cost — $7,467,593)				7,000,694
Total Investments before Short-Term Investments (Cost — $2,087,982,733)				3,579,563,529

Short-Term Investments — 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%		27,426,539	27,426,539 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.257%		27,426,539	27,426,539 (d)(e)

Total Short-Term Investments (Cost — $54,853,078)				54,853,078
Total Investments — 100.1% (Cost — $2,142,835,811)				3,634,416,607
Liabilities in Excess of Other Assets — (0.1)%				(2,805,994)
Total Net Assets — 100.0%				$3,631,610,613

See Notes to Schedule of Investments.

ClearBridge Select Fund 2025 Quarterly Report

 ClearBridge Select Fund
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $27,426,539 and the cost was $27,426,539 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Select Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Select Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$1,322,486,904	—	$50,085,420	$1,372,572,324
Other Common Stocks	2,162,044,809	—	—	2,162,044,809
Convertible Bonds & Notes	—	$27,223,783	—	27,223,783
Investments in Underlying Funds	10,721,919	—	—	10,721,919
Preferred Stocks:
Health Care	—	—	3,161,600	3,161,600
Information Technology	—	—	3,839,094	3,839,094
Total Long-Term Investments	3,495,253,632	27,223,783	57,086,114	3,579,563,529
Short-Term Investments†	54,853,078	—	—	54,853,078
Total Investments	$3,550,106,710	$27,223,783	$57,086,114	$3,634,416,607

†	See Schedule of Investments for additional detailed categorizations.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Information Technology	$25,381,962	—	—	$6,136,488	$18,566,970
Preferred Stocks:
Health Care	2,299,276	—	—	862,324	—
Information Technology	3,665,986	—	—	173,108	—
Total	$31,347,224	—	—	$7,171,920	$18,566,970

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2025[1]
Common Stocks:
Information Technology	—	—	—	$50,085,420	$6,136,488

ClearBridge Select Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2025[1]
Preferred Stocks:
Health Care	—	—	—	$3,161,600	$862,324
Information Technology	—	—	—	3,839,094	173,108
Total	—	—	—	$57,086,114	$7,171,920

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,814,046	$101,099,924	101,099,924	$76,487,431	76,487,431

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$411,609	—	$27,426,539
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2025	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	3/21	$1,152,587	$1,602,159	$6.07	0.04%
Brain Corp., Preferred Shares	631,998	4/20, 11/20	3,334,103	3,839,094	6.07	0.11
Caris Life Sciences Inc., Series C, Preferred Shares	837,315	10/20	2,310,990	1,797,165	2.15	0.05
Caris Life Sciences Inc., Series D, Preferred Shares	225,000	5/21	1,822,500	1,364,435	6.06	0.04
Databricks Inc., Series H, Common Shares	217,734	8/21	15,999,994	20,140,395	92.50	0.55
Databricks Inc., Series I, Common Shares	89,795	9/23	6,599,933	8,306,037	92.50	0.23

ClearBridge Select Fund 2025 Quarterly Report

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2025	Value Per Share	Percent of Net Assets
Databricks Inc., Series J, Common Shares	200,724	12/24	$18,566,970	$18,566,970	$92.50	0.51%
DataRobot Inc., Series F, Common Shares	279,847	10/20	3,677,749	1,469,859	5.25	0.04
			$53,464,826	$57,086,114		1.57%

ClearBridge Select Fund 2025 Quarterly Report